Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2021
Intangible Assets
Schedule of intangible assets

	Above market	Above market
	time charter	time charter	Total
(U.S. Dollars in thousands)	Tordis Knutsen	Vigdis Knutsen	intangibles
Intangibles, December 31, 2019	$608	$678	$1,286
Amortization for the year	(303)	(302)	(605)
Intangibles, December 31, 2020	$305	$376	$681
Amortization for the period	(152)	(151)	(303)
Intangibles, June 30, 2021	$153	$225	$378

Summary of estimated future amortization of intangible assets

(U.S. Dollars in thousands)
Remainder of 2021	303
2022	75
Total	$378

Schedule of contract liabilities

		Amortization for		Amortization for
	Balance of	the year ended	Balance of	the six Months	Balance of
	December 31,	December 31,	December 31,	ended June 30,	June 30,
(U.S. Dollars in thousands)	2019	2020	2020	2021	2021
Contract liabilities:
Unfavourable contract rights	$(5,203)	$1,517	$(3,686)	$758	$(2,928)
Total amortization income		$1,517		$758

Schedule of expected amortization of contract liabilities

(U.S. Dollars in thousands)
Remainder of 2021	759
2022	1,518
2023	651
2024	—
2025	—
2026	—
Total	$2,928